Investment Objectives and Goals - BlackRock Real Estate Securities Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Real Estate Securities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return comprised of long-term growth of capital and dividend income.